Transamerica Investors, Inc.

on behalf of Transamerica Premier Funds

Supplement dated September 21, 2004 to Prospectus dated May 1, 2004, as previously supplemented.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

TO REQUEST ADDITIONAL COPIES OF THE PROSPECTUS, PLEASE CALL 1-800-892-7587.

Please note the following address changes for Transamerica Premier Funds, effective October 1, 2004:

For Regular U.S. Mail

Transamerica Premier Funds

P.O. Box 219427

Kansas City, MO 64121-9427

For Overnight Delivery

Transamerica Premier Funds

330 West Ninth Street

Kansas City, MO 64105

Please use the new addresses for all applications, purchase of shares or correspondence.